Stockholders' Equity (Details Narrative) (USD $)	0 Months Ended		12 Months Ended
	Nov. 07, 2014	Sep. 19, 2013	Dec. 31, 2012
Stockholders Equity Details Narrative
Proceeds from contribution			$ 1,524
Common stock issued in settlement of debt, Shares		1,000,000
Number of restricted common stock issued by the company	750,000
Number of exercisable common stock purchase warrants	1,000,000
Warrants exercisable per share	$ 10